UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6606

DREYFUS BASIC U.S. GOVERNMENT MONEY MARKET FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	02/28

Date of reporting period:	05/31/07

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Basic U.S. Government Money Market Fund
May 31, 2007 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Government Agencies--58.9%	of Purchase (%)	Amount ($)	Value ($)

Federal Farm Credit Bank
4/11/08	5.24	50,000,000 a	49,987,452
Federal Home Loan Bank System:
7/18/07	5.22	25,000,000 a	24,999,617
7/25/07	5.17	50,000,000	49,616,900
Federal Home Loan Mortgage Corp.:
9/21/07	5.19	25,000,000	24,604,889
2/4/08	5.18	25,000,000	24,141,472
Federal National Mortgage Association
7/25/07	5.23	50,000,000	49,617,500
Total U.S. Government Agencies
(cost $222,967,830)			222,967,830

Repurchase Agreements--41.5%

Banc of America Securities LLC
dated 5/31/07, due 6/1/07 in the amount of
$23,003,246 (fully collateralized by $17,963,000 U.S.
Treasury Bonds, 8.125%, due 5/15/21, value
$23,460,264)	5.08	23,000,000	23,000,000
Credit Suisse (USA) Inc.
dated 5/31/07, due 6/1/07 in the amount of
$23,003,386 (fully collateralized by $87,735,444
Federal Home Loan Mortgage Corp., 1.93%-2.68%,
due 5/15/18-4/15/28, value $1,429,595, $202,118,659
Federal National Mortgage Association, .76%-3.46%, due
7/25/20-6/25/37, value $17,120,156 and $201,447,599
Government National Mortgage Association, .31%-1.48%,
due 4/20/32-1/20/35, value $4,910,347)	5.30	23,000,000	23,000,000
Deutsche Bank Securities
dated 5/31/07, due 6/1/07 in the amount of
$22,003,104 (fully collateralized by $2,230,454
Federal National Mortgage Association, 5.819%, due
11/1/36, value $1,991,103 and $43,022,246 Government
National Mortgage Association, 5%, due 11/20/34,
value $20,448,897)	5.08	22,000,000	22,000,000
Greenwich Capital Markets
dated 5/31/07, due 6/1/07 in the amount of
$21,003,098 (fully collateralized by $21,105,000 U.S.
Treasury Notes, 4.75%-4.875%, due 12/31/08-8/15/16,
value $21,422,129)	5.31	21,000,000	21,000,000
HSBC USA Inc
dated 5/31/07, due 6/1/07 in the amount of
$23,003,386 (fully collateralized by $29,054,642
Federal Home Loan Mortgage Corp., 5.72%-6.32%, due

2/15/35-12/15/35, value $23,461,967)	5.30	23,000,000	23,000,000
Merrill Lynch & Co. Inc.
dated 5/31/07, due 6/1/07 in the amount of
$22,003,074 (fully collateralized by $22,600,000 U.S.
Treasury Notes, 4.625%, due 2/15/17, value
$22,440,559)	5.03	22,000,000	22,000,000
UBS Securities LLC
dated 5/31/07, due 6/1/07 in the amount of
$23,003,207 (fully collateralized by $22,075,000
Treasury Inflation Protected Securities, 2%,
due 7/15/14, value $23,461,793)	5.02	23,000,000	23,000,000
Total Repurchase Agreements
(cost $157,000,000)			157,000,000
Total Investments (cost $379,967,830)		100.4%	379,967,830
Liabilities, Less Cash and Receivables		(.4%)	(1,454,941)
Net Assets		100.0%	378,512,889
a Variable rate security--interest rate subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus BASIC U.S. Government Money Market Fund

Date: July 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: July 23, 2007

Date: July 23, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)